Annual Fund Operating Expenses - Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly - Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%